Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue.
Summary of breakdown of revenue by sales channel

	For the six months ended June 30,
(Euro thousands)	2026	2025*
Direct To Consumer (DTC)	68,439	80,039
Wholesale	27,001	29,193
Royalties and Other (1)	5,356	6,536
Total revenue by sales channel	100,796	115,768

*The revenue information for the six months ended June 30, 2025 has been restated in accordance with IFRS 5, with the Caruso Brand presented as a discontinued operation (see Note 8).

(1)	Royalties and other revenues mainly include royalties and certain sales of old season products.

Summary of disclosure of revenue of geographical area

	For the six months ended June 30,
(Euro thousands)	2026	2025*
EMEA	37,620	40,374
North America	50,335	56,157
Greater China	6,466	10,231
Other Asia	6,375	9,006
Total revenue by geographic area	100,796	115,768